Related Party Transactions (Details Textual) - USD ($)		1 Months Ended				2 Months Ended	9 Months Ended		12 Months Ended
	Apr. 02, 2014	Oct. 31, 2015	Oct. 29, 2015	Sep. 30, 2014	Aug. 25, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2015
Related Party Transaction [Line Items]
Options granted (in shares)									35,000
Amount owned to related party							$ 28,000
Value of Common stock issued for cash		$ 7,000,000					$ 1,345,000
Number of warrants issued							8,000
Amount of warrants issued							$ 20,000
Number of common stock issued (in shares)			350
Officer and Director [Member]
Related Party Transaction [Line Items]
Options granted (in shares)	100,000
Value of options granted	$ 115
Common stock value per share	$ 0.0015							$ 0.001
Allocated Share-based Compensation Expense								$ 115
Fees paid for services							0	$ 201,327	$ 193,149
Value of Common stock issued for cash						$ 285
Number of common stock issued (in shares)						285,000
Value of common stock issued for services						$ 2,865
Number of common stock issued (in shares)						2,865,000
T-Rex Oil LLC [Member]
Related Party Transaction [Line Items]
Amount loaned to related party							28,000		50,000
Amount owned to related party							$ 0
Value of Common stock issued for cash									$ 50,000
Director [Member]
Related Party Transaction [Line Items]
Common stock value per share					$ 1.00
Number of shares issued in purchase of property and plant					$ 750,000
Number of shares issued in purchase of property and plant					750,000
Officer [Member]
Related Party Transaction [Line Items]
Amount paid to acquire oil and gas property				$ 50,000
Number of warrants issued				400,000
Amount of warrants issued				$ 150,798